Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	$ 13
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	14
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	2,278
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	2,140
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5	1,301
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6	1,141
Income Tax Schedule Of Deferred Tax Assets And Liabilities 7	914
Income Tax Schedule Of Deferred Tax Assets And Liabilities 8	807
Income Tax Schedule Of Deferred Tax Assets And Liabilities 9	4,506
Income Tax Schedule Of Deferred Tax Assets And Liabilities 10	4,102
Income Tax Schedule Of Deferred Tax Assets And Liabilities 11	(4,506)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 12	(4,102)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 13	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 14	$ 0